Financial information by segment, Assets and liabilities by geography (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,483,259	$ 8,021,568
Investments carried under the equity method	260,031	294,581	$ 116,614
Other current financial assets	195,893	207,379
Cash and cash equivalents (project companies)	600,990	622,689	868,501	$ 562,795
Total assets	9,100,911	9,751,930
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,553,052	5,036,193	5,237,614
Grants and other liabilities	1,252,513	1,263,744
Long-term and short-term corporate debt	1,017,200	1,023,071	993,725
Total liabilities	7,311,864	8,003,325
Equity	1,789,047	1,748,605	$ 1,740,881	$ 1,714,856
Total liabilities and equity	9,100,911	9,751,930
North America [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	3,167,490	3,355,669
Investments carried under the equity method	210,704	253,221
Other current financial assets	118,385	135,224
Cash and cash equivalents (project companies)	187,568	171,744
Total assets	3,684,147	3,915,858
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,713,125	1,792,739
Grants and other liabilities	994,874	1,051,679
Total liabilities	2,707,999	2,844,418
South America [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	1,241,879	1,231,276
Investments carried under the equity method	4,450	0
Other current financial assets	31,136	28,155
Cash and cash equivalents (project companies)	85,697	74,149
Total assets	1,363,162	1,333,580
Liabilities allocated [Abstract]
Long-term and short-term project debt	841,906	887,497
Grants and other liabilities	25,031	14,445
Total liabilities	866,937	901,942
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	3,073,889	3,434,623
Investments carried under the equity method	44,878	41,360
Other current financial assets	46,373	44,000
Cash and cash equivalents (project companies)	266,557	287,655
Total assets	3,431,697	3,807,638
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,998,021	2,355,957
Grants and other liabilities	232,608	197,620
Total liabilities	2,230,629	2,553,577
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	7,483,259	8,021,568
Investments carried under the equity method	260,031	294,581
Other current financial assets	195,893	207,379
Cash and cash equivalents (project companies)	539,822	533,548
Total assets	8,479,005	9,057,076
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,553,052	5,036,193
Grants and other liabilities	1,252,513	1,263,744
Total liabilities	5,805,565	6,299,937
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	325,893	268,876
Other current assets (including cash and cash equivalents at holding company level)	296,013	425,978
Total assets	621,906	694,854
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,017,200	1,023,071
Other non-current liabilities	313,328	532,312
Other current liabilities	175,771	148,005
Total liabilities	1,506,299	1,703,388
Equity	1,789,047	1,748,605
Total liabilities and equity	$ 3,295,346	$ 3,451,993